Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table sets forth the relationship between executive compensation actually paid and the financial performance of the Company in accordance with SEC rules. It includes compensation for our Principal Executive Officer (“PEO”), Mr. Guillermo Novo, and the average compensation for all other NEOs, or the non-PEO NEOs.

Pay Versus Performance Table

Fiscal Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)	Adjusted EBITDA (millions)(4)
					Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$6,971,609	$239,756	$2,180,569	$607,649	$120	$135	$178	$452
2022	$9,317,202	$12,896,115	$2,070,778	$2,629,583	$137	$114	$927	$625
2021	$7,597,903	$9,133,390	$1,718,056	$1,937,347	$127	$128	$220	$568

(1)
The following individuals are our PEO and other NEOs for each fiscal year:

Fiscal Year	PEO(s)	Non-PEO NEOs
2023	Guillermo Novo	J. Kevin Willis, Osama M. Musa, Min S. Chong, Ashok Kalyana, Xiao L. Wang
2022	Guillermo Novo	J. Kevin Willis, Osama M. Musa, Min S. Chong, Ashok Kalyana
2021	Guillermo Novo	J. Kevin Willis, Osama M. Musa, Min S. Chong, Eric N. Boni, Peter J. Ganz, Keith C. Silverman

(2)
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	FY 2021		FY 2022		FY 2023
Adjustments	PEO	Avg. non-PEO NEO	PEO	Avg. non-PEO NEO	PEO	Avg. non-PEO NEO
Summary Compensation table total for applicable year.	$7,597,903	$1,718,056	$9,317,202	$2,070,778	$6,971,609	$2,180,569
Decrease for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($5,070,529)	($689,800)	($5,813,052)	($1,091,034)	($5,454,895)	($1,266,710)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End. RSU values include RSUs attributable to reinvested Dividend Equivalents	$5,552,278	$763,999	$5,496,450	$1,031,613	$2,480,910	$434,862
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$0	$0	$0	$29,299
Increase (decrease) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$613,358	$75,953	$3,309,374	$368,466	($5,624,508)	($809,270)
Increase (decrease) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$440,380	$87,417	$586,141	$78,210	$1,619,255	$76,486
Decrease of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	($26,335)	$0	$0	$0	($56,609)

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0	$0	$0	$247,385	$19,022
Increase (decrease) for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$0	$8,057	$0	$171,550	$0	$0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$9,133,390	$1,937,347	$12,896,115	$2,629,583	$239,756	$607,649

(3)
TSR is cumulative for the measurement periods beginning on October 1, 2020, and ending on September 30, 2021, September 30, 2022, and September 30, 2023, calculated in accordance with Item 201(e) of Regulation S-K. The Peer Group TSR column consists of 57 companies within the S&P 500 Materials (large-cap) and the S&P MidCap 400 Materials (our “Peer Group – Materials”), which is the industry specific peer group in our 10-K.

(4)
“Adjusted EBITDA” is a non-GAAP measure used for purposes of our Annual Incentive Plan. A reconciliation of this non-GAAP financial measure to results in accordance with GAAP can be found in Appendix to this Proxy Statement.

Pay versus Performance Relationship

See the Compensation Discussion & Analysis on page 20 for a description of how our Compensation Committee assesses the relationship between executive compensation and performance.

The chart below provides a comparison between (i) the total stockholder return of Ashland and our Peer Group – Materials assuming a fixed $100 initial investment on October 1, 2020 and reinvestment of dividends, and (ii) the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs for the fiscal years ended September 30, 2021, September 30, 2022, and September 30, 2023.

	FY 2020	FY 2021	FY 2022	FY 2023
Ashland TSR	$100	$127	$137	$120
Peer Group - Materials TSR	$100	$128	$114	$135
PEO Compensation Actually Paid		$9,133,390	$12,896,115	$239,756
Avg non-PEO NEO Compensation Actually Paid		$1,937,347	$2,629,583	$607,649

The chart below provides a comparison between (i) Ashland’s Adjusted EBITDA and (ii) compensation actually paid to our PEO and average compensation actually paid to our non-PEO NEOs for the fiscal years ended September 30, 2021, September 30, 2022, and September 30, 2023.

	FY 2021	FY 2022	FY 2023
Adj. EBITDA (in millions)	$568	$625	$452
PEO Compensation Actually Paid	$9,133,390	$12,896,115	$239,756
Avg non-PEO NEO Compensation Actually Paid	$1,937,347	$2,629,583	$607,649

The chart below provides a comparison between (i) Ashland’s Net Income and (ii) compensation actually paid to our PEO and average compensation actually paid to our non-PEO NEOs for the fiscal years ended September 30, 2021, September 30, 2022, and September 30, 2023.

	FY 2021	FY 2022	FY 2023
Net Income (in millions)	$220	$927	$178
PEO Compensation Actually Paid	$9,133,390	$12,896,115	$239,756
Avg non-PEO NEO Compensation Actually Paid	$1,937,347	$2,629,583	$607,649

Performance Measures

The following performance measures are the most important used by the Company to link executive compensation actually paid to the NEOs to company performance during the year ended September 30, 2023. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

Company-selected performance measures:
Adjusted EBITDA
Return on Net Assets (“RONA”)
Relative TSR compared to the S&P 400 Index

Named Executive Officers, Footnote
(1)
The following individuals are our PEO and other NEOs for each fiscal year:

Fiscal Year	PEO(s)	Non-PEO NEOs
2023	Guillermo Novo	J. Kevin Willis, Osama M. Musa, Min S. Chong, Ashok Kalyana, Xiao L. Wang
2022	Guillermo Novo	J. Kevin Willis, Osama M. Musa, Min S. Chong, Ashok Kalyana
2021	Guillermo Novo	J. Kevin Willis, Osama M. Musa, Min S. Chong, Eric N. Boni, Peter J. Ganz, Keith C. Silverman

PEO Total Compensation Amount	$ 6,971,609	$ 9,317,202	$ 7,597,903
PEO Actually Paid Compensation Amount	$ 239,756	12,896,115	9,133,390
Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	FY 2021		FY 2022		FY 2023
Adjustments	PEO	Avg. non-PEO NEO	PEO	Avg. non-PEO NEO	PEO	Avg. non-PEO NEO
Summary Compensation table total for applicable year.	$7,597,903	$1,718,056	$9,317,202	$2,070,778	$6,971,609	$2,180,569
Decrease for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($5,070,529)	($689,800)	($5,813,052)	($1,091,034)	($5,454,895)	($1,266,710)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End. RSU values include RSUs attributable to reinvested Dividend Equivalents	$5,552,278	$763,999	$5,496,450	$1,031,613	$2,480,910	$434,862
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$0	$0	$0	$29,299
Increase (decrease) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$613,358	$75,953	$3,309,374	$368,466	($5,624,508)	($809,270)
Increase (decrease) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$440,380	$87,417	$586,141	$78,210	$1,619,255	$76,486
Decrease of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	($26,335)	$0	$0	$0	($56,609)

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0	$0	$0	$247,385	$19,022
Increase (decrease) for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$0	$8,057	$0	$171,550	$0	$0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$9,133,390	$1,937,347	$12,896,115	$2,629,583	$239,756	$607,649

Non-PEO NEO Average Total Compensation Amount	$ 2,180,569	2,070,778	1,718,056
Non-PEO NEO Average Compensation Actually Paid Amount	$ 607,649	2,629,583	1,937,347
Compensation Actually Paid vs. Total Shareholder Return

The chart below provides a comparison between (i) the total stockholder return of Ashland and our Peer Group – Materials assuming a fixed $100 initial investment on October 1, 2020 and reinvestment of dividends, and (ii) the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs for the fiscal years ended September 30, 2021, September 30, 2022, and September 30, 2023.

	FY 2020	FY 2021	FY 2022	FY 2023
Ashland TSR	$100	$127	$137	$120
Peer Group - Materials TSR	$100	$128	$114	$135
PEO Compensation Actually Paid		$9,133,390	$12,896,115	$239,756
Avg non-PEO NEO Compensation Actually Paid		$1,937,347	$2,629,583	$607,649

Compensation Actually Paid vs. Net Income

The chart below provides a comparison between (i) Ashland’s Net Income and (ii) compensation actually paid to our PEO and average compensation actually paid to our non-PEO NEOs for the fiscal years ended September 30, 2021, September 30, 2022, and September 30, 2023.

	FY 2021	FY 2022	FY 2023
Net Income (in millions)	$220	$927	$178
PEO Compensation Actually Paid	$9,133,390	$12,896,115	$239,756
Avg non-PEO NEO Compensation Actually Paid	$1,937,347	$2,629,583	$607,649

Compensation Actually Paid vs. Company Selected Measure

The chart below provides a comparison between (i) Ashland’s Adjusted EBITDA and (ii) compensation actually paid to our PEO and average compensation actually paid to our non-PEO NEOs for the fiscal years ended September 30, 2021, September 30, 2022, and September 30, 2023.

	FY 2021	FY 2022	FY 2023
Adj. EBITDA (in millions)	$568	$625	$452
PEO Compensation Actually Paid	$9,133,390	$12,896,115	$239,756
Avg non-PEO NEO Compensation Actually Paid	$1,937,347	$2,629,583	$607,649

Tabular List, Table

The following performance measures are the most important used by the Company to link executive compensation actually paid to the NEOs to company performance during the year ended September 30, 2023. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

Company-selected performance measures:
Adjusted EBITDA
Return on Net Assets (“RONA”)
Relative TSR compared to the S&P 400 Index

Total Shareholder Return Amount	$ 120	137	127	$ 100
Peer Group Total Shareholder Return Amount	135	114	128	$ 100
Net Income (Loss)	$ 178,000,000	$ 927,000,000	$ 220,000,000
Company Selected Measure Amount	452,000,000	625,000,000	568,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Net Assets (“RONA”)
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR compared to the S&P 400 Index
Guillermo Novo [Member]
Pay vs Performance Disclosure
PEO Name	Guillermo Novo	Guillermo Novo	Guillermo Novo
PEO | Decrease for Amounts Reported Under Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,454,895)	$ (5,813,052)	$ (5,070,529)
PEO | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY That Remain Unvested As of Applicable FY End, Determined As of Applicable FY End. RSU Values Include RSUs Attributable to Reinvested Dividend Equivalents [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,480,910	5,496,450	5,552,278
PEO | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY That Vested During Applicable FY, Determined As of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Increase (Decrease) for Awards Granted During Prior FY That Were Outstanding and Unvested As of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,624,508)	3,309,374	613,358
PEO | Increase (Decrease) for Awards Granted During Prior FY That Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,619,255	586,141	440,380
PEO | Decrease of ASC 718 Fair Value of Awards Granted During Prior FY That Were Forfeited During Applicable FY, Determined As of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Increase Based on Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	247,385	0	0
PEO | Increase (Decrease) for Change in Actuarial Present Values Reported Under Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Increase for Service Cost and, If Applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Decrease for Amounts Reported Under Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,266,710)	(1,091,034)	(689,800)
Non-PEO NEO | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY That Remain Unvested As of Applicable FY End, Determined As of Applicable FY End. RSU Values Include RSUs Attributable to Reinvested Dividend Equivalents [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	434,862	1,031,613	763,999
Non-PEO NEO | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY That Vested During Applicable FY, Determined As of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,299	0	0
Non-PEO NEO | Increase (Decrease) for Awards Granted During Prior FY That Were Outstanding and Unvested As of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(809,270)	368,466	75,953
Non-PEO NEO | Increase (Decrease) for Awards Granted During Prior FY That Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,486	78,210	87,417
Non-PEO NEO | Decrease of ASC 718 Fair Value of Awards Granted During Prior FY That Were Forfeited During Applicable FY, Determined As of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(56,609)	0	(26,335)
Non-PEO NEO | Increase Based on Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,022	0	0
Non-PEO NEO | Increase (Decrease) for Change in Actuarial Present Values Reported Under Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	171,550	8,057
Non-PEO NEO | Increase for Service Cost and, If Applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0